Derivatives and Hedging - Interest Rate Derivatives (Details)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($) derivative	Dec. 31, 2014 USD ($)
Derivative Contracts 2015 | Interest Rate Swap
Derivative [Line Items]
Number of cross currency interest derivatives | derivative			5
Derivative asset notional amount			$ 180,000,000
Derivative Contracts 2014 | Interest Rate Swap
Derivative [Line Items]
Derivative asset notional amount				$ 200,000,000
Derivative liability fair value	$ (1,200,000)
Derivative asset fair value		$ (900,000)
Other Long-Term Liabilities | Derivative Contracts 2015 | Interest Rate Swap
Derivative [Line Items]
Derivative liability fair value	(17,600,000)
Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Derivative asset fair value	(25,400,000)	(21,900,000)
Prepaid Expenses and Other Current Assets | Derivative Contracts 2015 | Interest Rate Swap
Derivative [Line Items]
Interest receivable	1,400,000	1,200,000
Prepaid Expenses and Other Current Assets | Derivative Contracts 2014 | Interest Rate Swap
Derivative [Line Items]
Interest receivable		300,000
Other Long-Term Assets | Derivative Contracts 2015 | Interest Rate Swap
Derivative [Line Items]
Derivative liability fair value		(28,900,000)
Fair Value of Derivative Instruments - Current Liability | Derivative Contracts 2014 | Interest Rate Swap
Derivative [Line Items]
Derivative liability fair value	(500,000)	(200,000)
Fair Value of Derivative Instruments - Long Term Liability | Derivative Contracts 2014 | Interest Rate Swap
Derivative [Line Items]
Derivative liability fair value	(700,000)
Accrued and Other Current Liabilities | Derivative Contracts 2014 | Interest Rate Swap
Derivative [Line Items]
Interest receivable	$ 100,000
Fair Value of Derivative Instruments - Long-Term Asset | Derivative Contracts 2014 | Interest Rate Swap
Derivative [Line Items]
Derivative asset fair value		$ (1,000,000)